Discontinued Operations (Details) - Schedule of Assets and Liabilities for Discontinued Operations - Discontinued Operations [Member]	Mar. 31, 2023 USD ($)
Current assets for discontinued operations
Cash and cash equivalents	$ 1,156,793
Accounts receivable, net	1,706,279
Inventories	335,019
Prepaid expenses and other current assets	1,314,523
Total	4,512,614
Non-current assets for discontinued operations
Property, plant and equipment, net	8,456,802
Intangible assets, net	7,577,922
Goodwill	1,271,746
Other assets	2,181,678
Total	19,488,148
Current liabilities for discontinued operations
Accounts payable	13,462,008
Other payables and accrued liabilities	5,106,634
Income tax payable	134,373
Short-term bank borrowings	2,241,076
Total	20,944,091
Non-current liabilities for discontinued operations
Deferred tax liability	1,514,060
Total	$ 1,514,060